Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

10. EQUITY

Ordinary shares

The Company is authorized to issue 100,000,000 Class A Ordinary Shares and 500,000,000 Class B Ordinary Shares with a par value of $0.0001 per share. Holders of Class A Ordinary Shares are entitled to 10 votes for each share. Holders of Class B Ordinary Shares are entitled to one vote for each share. Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of the holder thereof. Class B ordinary shares are not convertible into Class A ordinary shares under any circumstances. Upon any sale, transfer, assignment or disposition of Class A ordinary shares by a holder to any person or entity which is not an affiliate of such holder, such Class A ordinary shares shall be automatically and immediately converted into the equivalent number of Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares will be entitled to the same amount of dividends, if declared.

On March 13, 2026, the Company held a meeting of the holders of Class B Ordinary Shares (the “Class B Meeting”) and an extraordinary general meeting of the shareholders of the Company (the “EGM”) at the principal office of the Company. At the Class B Meeting, holders of Class B Ordinary Shares approved an ordinary resolution to increase the voting rights of each Class A Ordinary Share from 10 votes to 100 votes on all matters subject to vote at general meetings of the Company. At the EGM, holders of Class A Ordinary Shares and Class B Ordinary Shares approved four proposed resolutions, including (i) a share consolidation of all Ordinary Shares at a ratio of up to 1:200, with the specific ratio and effective time at the Board’s discretion; (ii) an increase in authorized share capital in line with the consolidation ratio, immediately after the implementation of the reverse stock split; (iii) an increase in the voting rights of Class A Ordinary Shares from 10 votes to 100 votes per share on all matters subject to vote at general meetings of the Company, and (iv) the adoption of a Second Amended and Restated Memorandum and Articles of Association to give effect to the foregoing resolutions. None of these four proposals have been effective as of the issuance date of these condensed consolidated financial statements.

As of June 30, 2026 and December 31, 2025, the Company had 24,871,433 Class A Ordinary Shares and 24,518,489 Class B Ordinary Shares issued and outstanding.

Declaration of dividends

For the six months ended June 30, 2026 and 2025, the Company did not declare dividends. For the six months ended June 30, 2026 the Company paid dividends of $57,513, in the form of purchasing insurance policies, to entities controlled by the Majority Pre-Public Shareholders, who are also the executive officers of the Company and operating subsidiaries. For the six months ended June 30, 2025, the Company paid dividends of $57,753, in the form of purchasing insurance policies, to the Majority Pre-Public Shareholders.

On December 31, 2022 (the “Declaration Date”), Ableview Brands Limited declared distribution of the retained earnings of 2022 to the Pre-Public Shareholders. As of June 30, 2026 and December 31, 2025, the Company had unpaid dividends of $3,765,825 and $4,629,034, respectively, to Pre-Public Shareholders who held more than 5% of the shares of the Company (the “Majority Pre-Public Shareholders”) as of the Declaration Date (Note 12). As of June 30, 2026 and December 31, 2025, the Company had declared unpaid dividends of $1,001,744 and $1,009,299, respectively, to Pre-Public Shareholders who held less than 5% of the shares of the Company (the “Minority Pre-Public Shareholders”) as of the Declaration Date. For the six months ended June 30, 2026 and 2025, the Company did not make payments to Minority Pre-Public Shareholders.

According to PRC laws and regulations, after-tax profit can be distributed after a portion of net income has been set aside to fund certain reserve funds. The board of directors will have the discretion to declare and pay dividends in the future, subject to applicable PRC regulations and Hong Kong regulations and restrictions. Payment of dividends in the future will depend upon the Company’s earnings, capital requirements, and other factors, which the Company’s board of directors may deem relevant.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of income reflected in the accompanying condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and discretionary funds are not distributable as cash dividends.

The statutory reserve is required to set aside annually. Accordingly, the Company’s PRC profit generating subsidiaries did not set aside statutory reserve funds for the six months ended June 30, 2026 and 2025. For the six months ended June 30, 2025, the Company reversed statutory reserves of $133,630 attributable to Shanghai Jingyue on disposal of Shanghai Jingyue.

As of June 30, 2026 and December 31, 2025, the Company had net restricted assets of $671,513 and $671,513, which represented paid-in capital and statutory reserves that are included in the Company’s consolidated net assets.

Warrants issued in connection with settlement of convertible notes

In connection with issuance of convertible notes closed in November 2024, on November 25, 2024, the Company issued an aggregation of 7,751,939 Class B Ordinary Shares and 7,751,939 Conversion Warrants to three Purchasers at conversion price of $0.645 per share to settle the convertible notes.

The Conversion may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Conversion. The Conversion Warrants will expire one year from the issuance of the Conversion Warrants. The Conversion Warrants expired in November 2025. As of June 30, 2026 and December 31, 2025, the Company had no Conversion Warrants.

Public Warrants

Pursuant to Hainan Manaslu Acquisition Corp. (“HMAC”)’s initial public offering on August 10, 2022, HMAC sold 6,900,000 units (the “Public Units”). Each Public Unit consists of one ordinary share (“Public Share”), one redeemable warrant (“Public Warrant”) and one right (“Public Right”) to receive one-tenth (1/10) of one ordinary share. Each Public Right entitles the holder to receive one-tenth (1/10) of one ordinary share upon consummation of the business combination.

Each holder of a warrant is entitled to purchase one ordinary share at an exercise price of $11.50. Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will expire five years from the consummation of a business combination or earlier upon redemption or liquidation.

The Public Warrants became exercisable after the consummation of a business combination between the Company and HMAC on August 17, 2023. No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to such ordinary shares.

The Company may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the ordinary share equals or exceeds $18 per share, for any 20 trading days within a 30 trading days period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the ordinary share underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

As the Public Warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. As of June 30, 2026, the Company had 6,900,000 Public Warrants to purchase 6,900,000 Class B Ordinary Shares.

Private Warrants

Simultaneously with the closing of the initial public offering of HMAC, HMAC also sold 341,500 Private Placement Units in a private placement. Each Private Placement Unit consists of one ordinary share (“private placement share”), one redeemable warrant (“Private Warrant”) and one right (“Private Right”) to receive one-tenth (1/10) of one ordinary share. Each Private Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share. Each Private Right entitles the holder to receive one-tenth (1/10) of one ordinary share upon consummation of the business combination.

The Private Placement Units are identical to the Public Units being sold in the initial public offering of HMAC except that Private Placement Units will not be transferable, assignable or saleable until 30 days after the completion of the business combination and will be entitled to registration rights.

As the Private Warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. As of June 30, 2026, the Company had 341,500 Private Warrants to purchase 341,500 Class B Ordinary Shares.